Note 9 - Commitments and Contingencies (Details Textual) - USD ($)	Jun. 28, 2023	Dec. 31, 2024	Dec. 31, 2023
Purchase Obligation		$ 459,112	$ 740,340
Chief Executive Officer [Member]
Deferred Salary, Percentage of Salaries	68.00%
Chief Operating Officer [Member]
Deferred Salary, Percentage of Salaries	68.00%
Chief Financial Officer [Member]
Deferred Salary, Percentage of Salaries	52.00%
Chief Business Officer [Member]
Deferred Salary, Percentage of Salaries	25.00%
Executive Management Team [Member]
Deferred Salary, Percentage of Salaries	2000.00%
Legal Claims [Member]
Loss Contingency Accrual		0	0
Indemnification Agreement [Member]
Loss Contingency Accrual		$ 0	$ 0